Note 11 - Loss Per Common Share - Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net loss attributable to common shareholders	$ (30,985)	$ (11,134)	$ (13,404)
Weighted average common shares outstanding, basic and diluted (in shares)	2,927,608	909,072	53,169
Loss per share, basic and diluted (in dollars per share)	$ (10.58)	$ (12.20)	$ (251)